OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLES AND ACCRUED EXPENSES
Other taxes payable	$ 2,376,090	$ 3,614,082
Accrued payroll & welfare	14,435	13,623
Accrued expense & liability	21,521	191,918
Others	90,820	55,906
Other payables and accrued expenses	$ 2,502,866	$ 3,875,529